Consolidated Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Cash Flows From Operating Activities
Net loss	$ (1,342,672)	$ 168,288	$ (392,769)	$ (216,784)
Adjustments to reconcile net loss to net cash used in operating activities:
License revenue settled by debt cancellation - third party				(124,800)
License revenue settled by debt cancellation - related party				(178,200)
Loss on Debt Extinguishment				8,189
Gain on Derivative Liability	1,199,371	(258,017)	(193,155)	(59,798)
Shares issued for services			254,340	177,975
Amortization of debt discount	49,163	15,120	138,758	12,835
Amortization of deferred financing costs			2,500
Shares issued for legal settlement				69,000
Imputed interest on related party loan		1,211	5,449	4,845
Changes in operating assets and liabilities:
Accounts receivable				24,800
Account receivable, related party		42,850	46,800	(46,800)
Prepaid expenses and other current assets	(2,040)	(2,414)	(1,557)	4,847
Accounts payable	4,651	(23,564)	(19,136)	50,656
Accrued liabilities	18,961	8,510	(5,966)	46,936
Net cash used in operating activities	(72,566)	(48,016)	(164,736)	(226,299)
Cash Flows From Investing Activities
Loan repayment by related parties		75		13,500
Net cash provided by investing activities		75		13,500
Cash Flows From Financing Activities
Shares issued for cash			35,000
Borrowing on short term notes payable	77,000	32,500	116,000	169,800
Proceeds from related party advances	1,513		2,780
Deferred financing costs	(5,000)		(3,500)
Net cash provided by financing activities	73,513	32,500	150,280	169,800
Net decrease in cash and cash equivalents	947	(15,441)	(14,456)	(42,999)
Cash and cash equivalents, beginning of period	1,143	15,599	15,599	58,598
Cash and cash equivalents, end of period	2,090	158	1,143	15,599
Supplemental disclosure information:
Income taxes paid
Interest paid
Non-cash financing activities:
Common Shares issued for convertible debt and accrued interest	48,785	15,120	137,505	2,178
Cashless warrant exercise	264
Preferred Series B conversion to common stock	1,000
Common shares issued for preferred stock				170
Debt discount resulting from recognition of derivative liability	72,062		131,000	25,062
Issuance of note payable				(100,000)
Preferred stock issuance for note payable conversion				100,000
Reclassification from related party debt to non-related party debt			18,900
Reclassification from nonconvertible debt to convertible debt			45,000
Reclassification of derivative liabilities to additional paid-in capital	$ 1,294,981	$ 271,566	$ 443,878